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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-333-9888

Signature, Place, and Date of Signing:

/S/ John Flanagan              New York, New York             August 14, 2003
------------------             ------------------             ---------------
[Signature]                    [City, State]                  [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X]      13F HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                               -------
Form 13F Information Table Entry Total:                              6
                                                               -------
Form 13F Information Table Value Total:                        $33,119
                                                               -------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                   Chatterjee Management Company
                                                     Form 13F Information Table
                                                    Quarter Ended June 30, 2003


                                                                                    Investment Discretion     Voting Authority
                                                                                    ---------------------     ----------------
                          Title                Value                                        Shared
                          of                   (x        Shrs or      SH/    Put/           Instr.
Name of Issuer            Class  CUSIP         $1000)    prn amt      PRN    Call    Sole   V       None    Sole    Shared    None
--------------            -----  -----         -----     -------      ---    ----    ----   ------  ----    ----    ------    ----
----------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION
SVCS GROUP INC            COM    12487Q109     $16,750   1,196,456    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC         COM    22674V100        $965     975,051    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC            COM    46114T102         $72      32,748    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMU-
NICATIONS GRP             COM    741929103      $6,628   1,286,897    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------
RCN CORP                  COM    749361101         $99      49,956    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                COM    871130100      $8,605     618,645    SH              X                     X
----------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 6 DATA RECORDS                        $33,119       0 OTHER MANAGERS ON
                                                             WHOSE BEHALF REPORT
                                                             IS FILED